Deferred Income Tax -Summary Of Tax Loss Carry forward (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2018 PEN (S/)
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 468,806
GyM S A [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 277,541
Tax Loss Aplication Method	B
Vial y Vives - DSD [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 76,474
Tax Loss Aplication Method	N/A
Graa y Montero S.A.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 56,906
Tax Loss Aplication Method	A
Statute of Limitations	2022
GMP S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 17,225
Tax Loss Aplication Method	A
Statute of Limitations	2020 / 2021
TGNCA [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 15,989
Tax Loss Aplication Method	B
Viva GyM SA [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 12,497
Tax Loss Aplication Method	B
Consorcio Italo Peruano [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 3,870
Tax Loss Aplication Method	A
Statute of Limitations	2020
Consorcio Peruano de Conservacin [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 3,791
Tax Loss Aplication Method	A
Statute of Limitations	2020 / 2021
Consorcio Huacho Pativilca [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 1,457
Tax Loss Aplication Method	A
Statute of Limitations	2022
Other investment subsidiaries [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 3,055
Two thousand nineteen [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	72,624
Two thousand nineteen [member] | GyM S A [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	8,801
Two thousand nineteen [member] | Vial y Vives - DSD [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	11,022
Two thousand nineteen [member] | Graa y Montero S.A.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	46,278
Two thousand nineteen [member] | Consorcio Italo Peruano [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	3,870
Two thousand nineteen [member] | Consorcio Huacho Pativilca [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	1,457
Two thousand nineteen [member] | Other investment subsidiaries [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	1,195
Two thousand twenty [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	52,442
Two thousand twenty [member] | GyM S A [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	19,417
Two thousand twenty [member] | Vial y Vives - DSD [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	13,226
Two thousand twenty [member] | Graa y Montero S.A.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	10,628
Two thousand twenty [member] | GMP S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	5,786
Two thousand twenty [member] | Consorcio Peruano de Conservacin [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	3,243
Two thousand twenty [member] | Other investment subsidiaries [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	142
Two Thousand Twenty One and later [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	343,739
Two Thousand Twenty One and later [member] | GyM S A [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	249,323
Two Thousand Twenty One and later [member] | Vial y Vives - DSD [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	52,226
Two Thousand Twenty One and later [member] | GMP S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	11,438
Two Thousand Twenty One and later [member] | TGNCA [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	15,989
Two Thousand Twenty One and later [member] | Viva GyM SA [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	12,497
Two Thousand Twenty One and later [member] | Consorcio Peruano de Conservacin [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	549
Two Thousand Twenty One and later [member] | Other investment subsidiaries [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 1,718